EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Net Earnings (loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (9,348)	$ (8,659)	$ (10,415)
Weighted average number of shares used in per share computations of net earnings (loss):
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	35,007,201	34,250,582	33,710,507
Basic and diluted net loss per share	$ (0.27)	$ (0.25)	$ (0.31)